SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Employee benefit expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Analysis of income and expense [abstract]
Salaries, wages and other short-term employee benefits	$ 627,033	$ 561,793
Share-based payments	67,760	64,524
Post-employment benefits	61,817	29,960
Employee benefits expenses	$ 756,610	$ 656,277